Share Based Compensation (Details) - CNY (¥) ¥ in Thousands		6 Months Ended		12 Months Ended
	Apr. 06, 2016	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 27, 2025	Mar. 31, 2025	Jan. 05, 2025
Share Based Compensation [Line Items]
Contractual term		1 year 1 month 6 days	1 year 10 months 24 days
Unrecognized share-based compensation expense (in Yuan Renminbi)		¥ 5,228
Equity Option [Member]
Share Based Compensation [Line Items]
Contractual term	10 years	10 years
Share Option Plan (the “2016 Plan”) [Member]
Share Based Compensation [Line Items]
Aggregate number of shares (in Shares)	130,666,669					130,666,669
Contractual term	6 years			3 years
Share Option Plan (the “2016 Plan”) [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Vested period	2 years
Share Option Plan (the “2016 Plan”) [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Vested period	4 years
Share incentive plan (the “2025 Plan”) [Member]
Share Based Compensation [Line Items]
Aggregate number of shares (in Shares)					192,502,980		63,082,980